INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2%
	AEROSPACE & DEFENSE - 0.6%
327,848	Rolls-Royce Holdings plc(a)	$ 1,527,560

	APPAREL & TEXTILE PRODUCTS - 1.8%
9,081	Cie Financiere Richemont S.A.	1,443,906
587	Hermes International	1,467,500
218,501	PRADA SpA	1,543,282
		4,454,688
	ASSET MANAGEMENT - 2.6%
40,111	3i Group plc	1,249,655
30,908	Brookfield Corporation	1,275,322
53,580	Investor A.B.	1,345,904
22,272	Julius Baer Group Ltd.	1,190,849
864	Partners Group Holding A.G.	1,239,925
		6,301,655
	AUTOMOTIVE – 3.9%
34,756	Cie Generale des Etablissements Michelin SCA	1,284,379
14,665	Continental A.G.	1,174,214
83,279	Denso Corporation	1,529,869
3,697	Ferrari N.V.	1,570,375
1,151,685	Geely Automobile Holdings Ltd.	1,259,140
59,307	Mahindra & Mahindra Ltd.	1,391,046
15,518	Toyota Industries Corporation	1,541,294
		9,750,317
	BANKING - 12.6%
3,142,208	Bank Mandiri Persero Tbk P.T.	1,399,647
31,897	Bank Polska Kasa Opieki S.A.	1,381,687
3,361,015	Bank Rakyat Indonesia Persero Tbk PT	1,309,972
534,519	BDO Unibank, Inc.	1,456,222
461,315	BOC Hong Kong Holdings Ltd.	1,216,702
16,206	Commonwealth Bank of Australia	1,226,300
87,478	Credit Agricole S.A.	1,183,771
46,712	Danske Bank A/S	1,371,659
1,394,840	First Financial Holding Company Ltd.	1,194,469
122,686	Grupo Financiero Banorte SAB de CV	1,268,744

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	BANKING - 12.6% (Continued)
106,399	Hang Seng Bank Ltd.	$ 1,214,903
51,441	ICICI Bank Ltd. - ADR	1,317,404
425,648	Intesa Sanpaolo SpA	1,351,658
56,312	KakaoBank Corporation	1,200,525
19,205	KBC Group N.V.	1,347,173
9,869	Macquarie Group Ltd.	1,249,727
59,207	National Australia Bank Ltd.	1,302,369
27,077	OTP Bank Nyrt	1,298,488
96,362	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,340,546
89,805	Skandinaviska Enskilda Banken A.B.	1,432,869
111,566	Standard Bank Group Ltd.	1,174,024
113,973	Svenska Handelsbanken A.B., A Shares	1,361,109
61,617	Swedbank A.B., A Shares	1,351,641
57,888	United Overseas Bank Ltd.	1,202,451
		31,154,060
	BIOTECH & PHARMA - 2.6%
7,964	Celltrion, Inc.	1,072,426
32,673	Chugai Pharmaceutical Company Ltd.	1,307,661
6,348	CSL Ltd.	1,181,131
3,888	Genmab A/S(a),	1,088,119
14,315	UCB S.A.	1,647,802
		6,297,139
	CHEMICALS - 3.7%
6,384	Air Liquide S.A.	1,296,534
15,013	Akzo Nobel N.V.	1,092,710
3,215,044	Chandra Asri Petrochemical Tbk P.T.	936,997
1,549	EMS-Chemie Holding A.G.	1,079,952
305	Givaudan S.A.	1,278,623
21,978	Nutrien Ltd.	1,147,170
41,353	Solvay S.A.	1,050,363
11,374	Symrise A.G.	1,162,479
		9,044,828
	COMMERCIAL SUPPORT SERVICES - 1.4%
141,375	ALS Ltd.	1,096,336

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.4% (Continued)
20,806	Edenred	$ 1,029,731
14,501	SGS S.A.	1,390,637
		3,516,704
	CONSTRUCTION MATERIALS - 1.9%
16,941	Cie de Saint-Gobain	1,303,717
15,891	Holcim Ltd.	1,295,706
139,175	Siam Cement PCL (The)	1,042,263
3,854	Sika A.G.	1,113,583
		4,755,269
	CONTAINERS & PACKAGING - 0.5%
127,509	Amcor plc	1,133,027

	DIVERSIFIED INDUSTRIALS - 0.5%
30,716	Alfa Laval A.B.	1,154,690

	ELECTRIC UTILITIES - 7.5%
151,041	CLP Holdings Ltd.	1,258,756
92,687	E.ON S.E.	1,183,132
247,414	EDP - Energias de Portugal S.A.	983,826
60,732	EDP Renovaveis S.A.	826,761
60,786	Endesa S.A.	1,093,254
11,408,599	Enel Americas S.A.	1,162,361
167,642	Enel SpA	1,065,973
70,477	Engie S.A.	1,130,131
30,397	Fortis, Inc.	1,172,040
85,196	Fortum OYJ (b)	1,063,569
957,021	Gulf Energy Development PCL	1,145,654
95,113	Iberdrola S.A.	1,091,764
27,400	RWE A.G.	918,072
52,649	SSE plc	1,080,336
149,014	Terna Rete Elettrica Nazionale SpA	1,166,729
555,588	Vector Ltd.	1,278,768
13,421	Verbund A.G.	971,906
		18,593,032

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	ELECTRICAL EQUIPMENT - 0.9%
42,975	Assa Abloy A.B., Class B	$ 1,224,607
483,947	Delta Electronics Thailand PCL	959,945
		2,184,552
	ENGINEERING & CONSTRUCTION - 1.1%
34,258	Ferrovial S.E.	1,283,009
8,932	WSP Global, Inc.	1,417,737
		2,700,746
	ENTERTAINMENT CONTENT - 0.6%
199,245	Bollore S.E.	1,365,341

	FOOD - 2.3%
32,275	Ajinomoto Company, Inc.	1,184,734
467,929	China Mengniu Dairy Company Ltd.	1,176,174
105	Chocoladefabriken Lindt & Spruengli A.G.	1,284,802
240,255	Grupo Bimbo S.A.B. de C.V.	1,004,962
467,928	Wilmar International Ltd.	1,154,553
		5,805,225
	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
108,269	Suzano S.A.	1,231,062
32,683	UPM-Kymmene OYJ	1,092,613
		2,323,675
	GAS & WATER UTILITIES - 1.4%
1,630,530	Hong Kong & China Gas Company Ltd.	1,262,024
41,812	Naturgy Energy Group SA	988,810
241,985	Snam SpA	1,130,153
		3,380,987
	HEALTH CARE FACILITIES & SERVICES - 1.0%
39,667	Fresenius S.E. & Company KGaA	1,109,578
4,360	ICON plc(a)	1,397,904
		2,507,482
	HOME CONSTRUCTION - 0.5%
1,954	Geberit A.G.	1,134,047

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	HOUSEHOLD PRODUCTS - 0.9%
8,331	Beiersdorf A.G.	$ 1,193,552
4,521	LG Household & Health Care Ltd.	1,080,720
		2,274,272
	INDUSTRIAL REIT - 0.6%
72,165	Goodman Group	1,402,583

	INDUSTRIAL SUPPORT SERVICES - 1.0%
17,935	Ashtead Group PLC	1,285,971
847,706	United Tractors Tbk P.T.	1,268,997
		2,554,968
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
416,627	B3 S.A. - Brasil Bolsa Balcao	1,075,345
6,090	Deutsche Boerse A.G.	1,274,344
36,376	Hong Kong Exchanges & Clearing Ltd.	1,128,055
10,516	London Stock Exchange Group plc	1,178,283
		4,656,027
	INSURANCE - 5.6%
142,948	AIA Group Ltd.	1,161,186
180,519	BB Seguridade Participacoes S.A.	1,216,582
59,106	Dai-ichi Life Holdings, Inc.	1,343,650
1,345	Fairfax Financial Holdings Ltd.	1,435,585
8,156	Intact Financial Corporation	1,356,224
388,948	Legal & General Group plc	1,188,688
43,672	Power Corp of Canada	1,261,714
111,277	Prudential PLC	1,092,303
28,421	Sampo OYJ, A Shares	1,270,835
1,814	Swiss Life Holding A.G.	1,316,199
57,012	Tryg A/S	1,211,146
		13,854,112
	INTERNET MEDIA & SERVICES - 1.5%
7,604	Naspers Ltd.	1,250,955
42,042	Prosus N.V.	1,226,452
10,030	REA Group Ltd.	1,265,551
		3,742,958

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	MACHINERY - 4.4%
72,048	Atlas Copco A.B.	$ 1,249,284
100,988	CNH Industrial N.V.	1,184,852
5,058	Disco Corporation	1,628,250
41,902	FANUC Corporation	1,221,996
33,159	KION Group A.G.	1,670,852
57,068	Sandvik A.B.	1,282,131
2,317	SMC Corporation	1,393,307
163,076	WEG S.A.	1,213,851
		10,844,523
	MEDICAL EQUIPMENT & DEVICES - 2.5%
10,836	Coloplast A/S - Series B	1,438,691
6,216	EssilorLuxottica S.A.	1,317,910
53,197	Koninklijke Philips N.V.(a),	1,063,825
3,834	Sonova Holding A.G.	1,180,646
7,721	Straumann Holding A.G.	1,218,931
		6,220,003
	METALS & MINING - 3.5%
22,616	Agnico Eagle Mines Ltd.	1,084,653
24,327	Anglo American Platinum Ltd.	934,725
57,258	Antofagasta plc	1,313,688
35,876	BHP Group Ltd.	1,024,462
62,443	Fortescue Metals Group Ltd.	1,052,488
11,168	Franco-Nevada Corporation	1,169,230
13,352	Rio Tinto Ltd.	1,074,305
25,009	Wheaton Precious Metals Corporation	1,030,628
		8,684,179
	OIL & GAS PRODUCERS - 7.2%
42,713	Aker BP ASA	1,036,551
18,990	Canadian Natural Resources Ltd.	1,322,822
74,554	Cenovus Energy, Inc.	1,299,161
312,766	ENEOS Holdings, Inc.	1,348,368
73,239	Eni SpA	1,127,874
39,207	Equinor ASA	966,053
91,442	Inpex Corporation	1,226,628

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	OIL & GAS PRODUCERS - 7.2% (Continued)
152,233	MOL Hungarian Oil & Gas plc	$ 1,211,492
28,457	OMV A.G.	1,253,068
73,732	ORLEN S.A.	1,144,251
284,864	PTT Exploration & Production PCL	1,197,507
237,254	Santos Ltd.	1,091,887
18,315	TotalEnergies S.E.	1,167,750
27,765	Tourmaline Oil Corporation	1,256,517
57,954	Woodside Energy Group Ltd.	1,143,710
		17,793,639
	PUBLISHING & BROADCASTING - 0.5%
126,163	Informa plc	1,290,345

	REAL ESTATE OWNERS & DEVELOPERS - 2.4%
247,402	CK Asset Holdings Ltd.	1,142,294
2,054,931	SM Prime Holdings, Inc.	1,156,265
42,229	Sumitomo Realty & Development Company Ltd.	1,250,124
618,420	Swire Properties Ltd.	1,276,414
38,994	Vonovia S.E.	1,087,381
		5,912,478
	RETAIL - CONSUMER STAPLES - 3.1%
55,425	Aeon Company Ltd.	1,321,711
21,217	Alimentation Couche-Tard, Inc.	1,315,837
119,361	BIM Birlesik Magazalar A/S	1,483,715
668,129	Cencosud S.A.	1,199,036
48,529	Jeronimo Martins SGPS S.A.	1,160,248
142,587	President Chain Store Corporation	1,214,283
		7,694,830
	RETAIL - DISCRETIONARY - 0.5%
77,238	SM Investments Corporation	1,292,801

	SEMICONDUCTORS - 3.2%
36,679	Advantest Corporation	1,690,637
1,641	ASML Holding N.V.	1,543,980
29,860	Infineon Technologies A.G.	1,068,111

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	SEMICONDUCTORS - 3.2% (Continued)
5,391	NXP Semiconductors N.V.	$ 1,346,294
68,776	Renesas Electronics Corporation	1,126,043
24,717	STMicroelectronics NV	1,114,696
		7,889,761
	SOFTWARE - 2.2%
8,164	Check Point Software Technologies Ltd.(a)	1,309,669
501	Constellation Software, Inc.	1,394,779
25,415	Dassault Systemes S.E.	1,186,281
24,071	WiseTech Global Ltd.	1,478,307
		5,369,036
	SPECIALTY FINANCE - 0.0%(d)
1	Isracard Ltd.	2

	TECHNOLOGY HARDWARE - 0.9%
9,673	Garmin Ltd.	1,328,587
3,400	Samsung SDI Company Ltd.	960,524
		2,289,111
	TECHNOLOGY SERVICES - 0.6%
8,784	Wolters Kluwer N.V.	1,384,724

	TELECOMMUNICATIONS - 2.9%
88,472	Hellenic Telecommunications Organization S.A.	1,334,921
361,305	Koninklijke KPN N.V.	1,321,114
202,487	MTN Group Ltd.	881,586
667,804	Singapore Telecommunications Ltd.	1,166,309
387,535	Taiwan Mobile Company Ltd.	1,212,348
459,455	Telstra Group Ltd.	1,140,872
		7,057,150
	TRANSPORTATION & LOGISTICS - 4.5%
6,845	Aena SME S.A.	1,295,830
9,943	Canadian National Railway Company	1,289,190
7,093	DSV A/S	1,137,569
21,683	East Japan Railway Company	1,282,192
1,225,049	Eva Airways Corporation	1,217,462

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	TRANSPORTATION & LOGISTICS - 4.5% (Continued)
3,638	Kuehne + Nagel International A.G.	$ 1,224,378
109,625	Poste Italiane SpA	1,284,409
9,240	Ryanair Holdings plc - ADR	1,277,430
132,141	Transurban Group	1,163,019
		11,171,479
	TRANSPORTATION EQUIPMENT - 0.5%
46,554	Volvo A.B., A Shares	1,296,954

	WHOLESALE - CONSUMER STAPLES - 0.5%
30,361	ITOCHU Corporation	1,319,630

	TOTAL COMMON STOCKS (Cost $220,083,555)	245,080,589

	PREFERRED STOCK — 0.4%
	CHEMICALS — 0.4%
19,954	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $1,436,377)	990,703

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
COLLATERAL FOR SECURITIES LOANED — 0.4%
MONEY MARKET FUND - 0.4%
1,003,778	Fidelity Government Portfolio - Institutional Class, 5.24% (Cost $1,003,778)(c)(e)	$ 1,003,778

	TOTAL INVESTMENTS - 100.0% (Cost $222,523,710)	$ 247,075,070
	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%(d)	88,858
	NET ASSETS - 100.0%	$ 247,163,928

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable
S.E.	- Societas Europaea
SpA	- Società per azioni
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 29, 2024 was $951,477.
(c)	Security was purchased with cash received as collateral for securities on loan at February 29, 2024. Total collateral had a value of $1,003,778 at February 29, 2024.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven day effective yield as of February 29, 2024.